CONDENSED INTERIM CONSOLIDATED AND COMBINED CARVE-OUT STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
REVENUES
Time charter revenues	$ 11,535	$ 0
Construction contract revenues	0	29,127
Total revenues	11,535	29,127
OPERATING EXPENSES
Vessel operating expenses	(2,260)	0
Construction contract expenses	0	(24,661)
Administrative expenses	(2,099)	(4,148)
Depreciation and amortization	(8)	(8)
Total operating expenses	(4,367)	(28,817)
Equity in earnings (losses) of joint ventures	(2,122)	(1,671)
Operating income (loss)	5,046	(1,361)
FINANCIAL INCOME (EXPENSE), NET
Interest income	2,427	466
Interest expense	(3,899)	(81)
Gain on derivative instruments	121	0
Other items, net	(1,100)	(380)
Total financial income (expense), net	(2,451)	5
Income (loss) before tax	2,595	(1,356)
Income tax expense	(177)	(408)
Net income (loss)	2,418	(1,764)
Common units public [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	1,015
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.09	$ 0
Common units Hoegh LNG [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	194
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.09	$ 0
Subordinated units [Member]
FINANCIAL INCOME (EXPENSE), NET
Net income (loss)	$ 1,209
Earnings per unit
Earnings Per Share (basic and diluted)	$ 0.09	$ 0